Form N-1A Cover	Oct. 31, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	Prudential Investment Portfolios, Inc. 17
Entity Central Index Key	0000929523
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
Prospectus Date	Dec. 30, 2025